29. Financial income (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest on financial investments		R$ 88,224	R$ 119,548	R$ 369,517
Interest received from clients		37,233	36,793	38,227
Swap interest		15,536	17,001	32,300
Interest on leasing		20,528	25,664	22,709
Monetary adjustments	[1]	1,263,793	207,191	39,694
Foreign exchange variation		4,857	6,536	10,118
Financial income, net		R$ 1,430,171	R$ 412,733	R$ 512,565

[1]	Includes the amount of R$1,228 million regarding the adjustment of credits from a legal proceeding of TIM Celular S.A. (absorbed by TIM S.A.) on the exclusion of ICMS from PIS and COFINS tax bases (Note 9).